UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6294

        Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Quality Municipal Fund, Inc. (NVC)
	May 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.3% (3.4% of Total Investments)
$ 1,355	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,310,434
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,706,446
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
9,150	California Pollution Control Financing Authority, Sewerage and Solid Waste Disposal Facilities	12/06 at 101.00	A+	9,311,589
	Revenue Bonds, Anheuser-Busch Companies Inc., Series 1996, 5.750%, 12/01/30 (Alternative
	Minimum Tax)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,356,610
	Bonds, Series 2003A-1, 6.750%, 6/01/39

18,130	Total Consumer Staples			18,685,079

	Education and Civic Organizations – 4.2% (2.7% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	291,807
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	206,746
270	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	277,233
1,595	California Infrastructure Economic Development Bank, Revenue Bonds, Claremont University	10/12 at 100.00	Aa3	1,650,634
	Consortium, Series 2003, 5.125%, 10/01/24
1,740	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,793,087
	Institute, Series 2005A, 5.000%, 7/01/24
5,000	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/30 –	5/15 at 100.00	AAA	5,168,800
	AMBAC Insured
5,125	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/22 –	9/09 at 101.00	AAA	5,330,718
	AMBAC Insured

14,220	Total Education and Civic Organizations			14,719,025

	Energy – 2.8% (1.8% of Total Investments)
9,500	California Pollution Control Financing Authority, Exempt Facilities Revenue Bonds, Mobil Oil	12/06 at 102.00	AAA	9,762,105
	Corporation, Series 1996, 5.500%, 12/01/29 (Alternative Minimum Tax)

	Health Care – 8.8% (5.6% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A	1,840,160
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
545	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	7/06 at 100.00	AAA	545,131
	Bonds, Catholic Healthcare West, Series 1994A, 4.750%, 7/01/19 – MBIA Insured
2,040	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	2,059,237
	Series 2005, 5.000%, 11/15/34
5,000	California Statewide Community Development Authority, Certificates of Participation Refunding,	7/07 at 102.00	AA–	5,107,600
	St. Joseph Health System, Series 1997, 5.125%, 7/01/17
1,845	California Statewide Community Development Authority, Certificates of Participation, Catholic	7/10 at 101.00	A–	2,010,220
	Healthcare West, Series 1999, 6.500%, 7/01/20
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
545	5.250%, 7/01/24	7/15 at 100.00	BBB+	559,628
690	5.250%, 7/01/35	7/15 at 100.00	BBB+	704,462
9,435	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,477,646
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	1,428,319
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
6,000	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	9/06 at 101.00	AAA	6,086,880
	Series 1995, 5.750%, 3/15/28 – MBIA Insured
1,050	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series	12/07 at 102.00	BBB+	1,089,386
	1997A, 5.450%, 12/01/10

30,255	Total Health Care			30,908,669

	Housing/Multifamily – 1.8% (1.1% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,049,570
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
4,750	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home Estates	12/10 at 102.00	N/R	5,207,663
	Project, Series 2000, 6.400%, 12/15/30

5,750	Total Housing/Multifamily			6,257,233

	Housing/Single Family – 1.2% (1.0% of Total Investments)
120	California Housing Finance Agency, Single Family Mortgage Bonds, Mezzanine Series 1995B-2,	10/06 at 101.00	AAA	120,449
	6.250%, 8/01/14 – AMBAC Insured (Alternative Minimum Tax)
160	California Housing Finance Agency, Single Family Mortgage Bonds, Senior Series 1995A-2,	11/06 at 101.00	AAA	160,606
	6.350%, 8/01/15 (Alternative Minimum Tax)
755	California Housing Finance Agency, Single Family Mortgage Bonds, Senior Series 1995B-2,	10/06 at 101.00	AAA	757,824
	6.250%, 2/01/18 (Alternative Minimum Tax)
3,560	Puerto Rico Housing Bank and Finance Agency, Affordable Housing Mortgage Subsidy Program	10/06 at 101.00	AAA	3,619,808
	Single Family Mortgage Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative Minimum Tax)

4,595	Total Housing/Single Family			4,658,687

	Industrials – 2.1% (1.3% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	6/23 at 100.00	BBB+	5,203,800
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,015,680
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

7,000	Total Industrials			7,219,480

	Tax Obligation/General – 22.6% (14.5% of Total Investments)
3,740	Antelope Valley Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	3,871,872
	Bonds, Series 2005A, 5.000%, 8/01/29 – MBIA Insured
	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	4,002,263
3,700	5.250%, 2/01/21	8/13 at 100.00	A	3,908,754
5,000	5.250%, 2/01/22	8/13 at 100.00	A	5,275,800
1,000	5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	AAA	1,062,750
	California, General Obligation Bonds, Series 2004:
3,800	5.000%, 2/01/21	2/14 at 100.00	A	3,933,038
3,700	5.125%, 4/01/25	4/14 at 100.00	A	3,839,860
1,850	5.200%, 4/01/26	4/14 at 100.00	A	1,936,691
4,700	California, Various Purpose General Obligation Bonds, Series 2000, 5.625%, 5/01/22 –	5/10 at 101.00	AAA	5,029,094
	FGIC Insured
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AAA	3,982,825
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
1,880	Compton Community College District, Los Angeles County, California, General Obligation Bonds,	7/14 at 100.00	AAA	2,016,714
	Series 2004A, 5.250%, 7/01/20 – MBIA Insured
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 – MBIA Insured	5/14 at 100.00	AAA	1,575,032
1,040	5.250%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	1,114,308
1,520	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	1,578,763
	2004, 5.000%, 8/01/23 – FGIC Insured
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AAA	4,129,080
	5.000%, 5/01/30 – FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/20	9/11 at 100.00	AA	10,520,849
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,131,380
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,200	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/08 at 101.00	AAA	2,276,516
	2001, 5.125%, 8/01/21 – FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
785	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	816,259
825	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	855,971
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	5,609,000
	MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
615	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	641,562
895	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	929,520
1,500	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AAA	1,584,405
	Bonds, Series 2005, 5.000%, 8/01/25 – MBIA Insured
1,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,038,490
	2002A, 5.000%, 8/01/23 – FSA Insured
3,760	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,912,393
	Bonds, Series 2003B, 5.000%, 8/01/22 – FSA Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	2,081,060
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

79,640	Total Tax Obligation/General			79,654,249

	Tax Obligation/Limited – 33.0% (21.2% of Total Investments)
2,870	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	AA	3,062,146
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
3,765	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	4,050,312
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,
	Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A–	4,331,880
2,000	5.500%, 6/01/23	6/14 at 100.00	A–	2,158,900
3,625	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	3,864,105
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AAA	3,081,390
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,070,840
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – FSA Insured
555	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	580,258
	5.000%, 9/01/20 – XLCA Insured
1,405	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	AAA	1,461,622
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/06 at 103.00	N/R	352,065
805	5.125%, 9/01/36	9/06 at 103.00	N/R	805,250
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/11 at 102.00	AAA	3,113,340
	Area 1, Series 2001, 5.000%, 9/01/21 – AMBAC Insured
3,510	Long Beach Bond Financing Authority, California, Lease Revenue and Refunding Bonds, Civic	10/07 at 102.00	AAA	3,596,311
	Center Project, Series 1997A, 5.000%, 10/01/27 – MBIA Insured
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AAA	3,163,320
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 – FGIC Insured
16,500	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	16,988,069
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
2,105	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	2,181,517
	Refunding Project, Series 2005A, 5.000%, 12/01/25 – MBIA Insured
	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001:
2,075	5.000%, 8/01/19 – MBIA Insured	8/11 at 100.00	Aaa	2,140,072
3,000	5.000%, 8/01/26 – MBIA Insured	8/11 at 100.00	Aaa	3,066,210
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	2,812,355
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	4/08 at 101.00	AAA	3,705,327
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
2,280	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	2,441,652
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,048,030
	Ranch, Series 2004A, 5.500%, 8/15/24
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	AAA	3,824,275
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	Aa1	2,390,320
	6.000%, 8/01/26 – AGC Insured
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	649,351
	2005A, 5.000%, 9/01/35 – XLCA Insured
4,315	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	4,413,253
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
120	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	8/06 at 100.00	N/R	120,620
	Series 1991A, 8.000%, 2/01/18
1,680	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	AAA	1,776,902
	Areas, Series 2003, 5.250%, 8/01/23 – MBIA Insured
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	2,291,366
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
10,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/08 at 102.00	A	10,209,100
	Project, Series 1998, 5.250%, 8/01/29
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	AAA	4,836,270
	Series 2003, 5.000%, 6/01/17 – MBIA Insured
	Solano County, California, Certificates of Participation, Series 2002:
2,415	5.250%, 11/01/22 – MBIA Insured	11/12 at 100.00	AAA	2,560,431
1,625	5.250%, 11/01/23 – MBIA Insured	11/12 at 100.00	AAA	1,722,386
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	AAA	7,040,788
	Project, Series 2005, 5.000%, 9/01/35 – MBIA Insured
5,000	West Hollywood, California, Refunding Certificates of Participation, Series 1998, 5.000%,	2/08 at 102.00	AAA	5,173,500
	2/01/25 – MBIA Insured

116,295	Total Tax Obligation/Limited			116,083,533

	Transportation – 19.5% (12.5% of Total Investments)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,285,339
	2006, 5.000%, 4/01/31
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	AAA	8,470,814
	1995A, 5.000%, 1/01/35 – MBIA Insured
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	9,135,000
	Bonds, Series 1999, 0.000%, 1/15/29
7,500	Los Angeles Harbors Department, California, Revenue Bonds, Series 1996, 6.200%, 8/01/25 – MBIA	8/06 at 101.00	AAA	7,603,200
	Insured (Alternative Minimum Tax)
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,092,140
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
8,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	8,432,880
	(Alternative Minimum Tax)
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	21,341,398
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)
5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	5,282,700
	International Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 – FGIC Insured
3,665	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	3,820,763
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/18 – MBIA Insured
	(Alternative Minimum Tax)

67,175	Total Transportation			68,464,234

	U.S. Guaranteed – 35.2% (22.6% of Total Investments) (4)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	2,736,825
9,750	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,545,308
13,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	14,147,119
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	7/06 at 100.00	Aaa	3,375,420
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
4,495	California Statewide Community Development Authority, Certificates of Participation, Catholic	7/10 at 101.00	A– (4)	5,003,744
	Healthcare West, Series 1999, 6.500%, 7/01/20 (Pre-refunded 7/01/10)
10,000	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	10,829,300
	(Pre-refunded 3/01/10) – MBIA Insured
1,565	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	11/09 at 100.00	AAA	1,680,074
	Bonds, Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax) (ETM)
5,515	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/09 at 102.00	AAA	5,794,280
	2001E, 5.000%, 8/01/25 – FGIC Insured (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
2,000	5.625%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,214,480
2,500	5.625%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,768,100
4,220	Los Angeles Unified School District, California, General Obligation Bonds, Series 1998B,	7/08 at 101.00	AAA	4,380,487
	5.000%, 7/01/23 (Pre-refunded 7/01/08) – FGIC Insured
6,030	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	6,427,015
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
2,650	Los Angeles, California, Wastewater System Revenue Bonds, Series 1998A, 5.000%, 6/01/28	6/08 at 101.00	AAA	2,747,997
	(Pre-refunded 6/01/08) – FGIC Insured
2,270	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/13 at 100.00	AAA	2,439,682
	Bonds, Series 2003A, 5.000%, 8/01/20 (Pre-refunded 8/01/13) – FSA Insured
10,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB+ (4)	10,932,100
	7/01/31 (Pre-refunded 7/01/10)
4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	4,267,520
	5.500%, 10/01/32 (ETM)
17,670	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/11 at 100.00	AAA	18,807,240
	Series 2001A, 5.000%, 11/01/24 (Pre-refunded 11/01/11) – FSA Insured
	Sweetwater Authority, California, Water Revenue Bonds, Series 2002:
2,800	5.500%, 4/01/19 (Pre-refunded 4/01/10) – FSA Insured	4/10 at 101.00	AAA	3,011,624
9,055	5.000%, 4/01/22 (Pre-refunded 4/01/10) – FSA Insured	4/10 at 101.00	AAA	9,578,651
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project,	3/24 at 100.00	N/R (4)	2,145,900
	Series 1999A, 5.750%, 3/15/29 (Pre-refunded 3/15/24)

115,020	Total U.S. Guaranteed			123,832,866

	Utilities – 13.1% (8.4% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating	10/12 at 100.00	AAA	2,146,060
	System, Series 2002B, 5.250%, 10/01/18 – FSA Insured
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	1,929,912
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	A+	12,114,157
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	4,235,080
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	5,350,000
	2001A-2, 5.375%, 7/01/20 – MBIA Insured
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	1,246,620
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
5,225	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	AAA	5,530,558
	2/01/18 – FSA Insured
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AAA	1,067,640
	2/01/22 – AMBAC Insured
1,260	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,306,885
	9/01/31 – XLCA Insured
2,630	Pasadena, California, Electric Works Revenue Bonds, Series 2002, 5.250%, 6/01/21 – MBIA Insured	6/12 at 100.00	AAA	2,788,010
4,360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,677,670
	2002Q, 5.250%, 8/15/19 – FSA Insured
3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AAA	3,618,468
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured

42,320	Total Utilities			46,011,060

	Water and Sewer – 6.1% (3.9% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 –	6/14 at 100.00	AAA	1,227,257
	AMBAC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	917,492
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
2,750	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	2,949,980
	5.250%, 7/01/20 – MBIA Insured
1,970	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	2,051,499
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	3,872,288
	5.000%, 10/01/29 – MBIA Insured
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,140,920
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AAA	2,856,709
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 – MBIA Insured	4/13 at 100.00	AAA	2,276,308
2,960	5.250%, 10/01/20 – MBIA Insured	4/13 at 100.00	AAA	3,167,822

20,150	Total Water and Sewer			21,460,275

$ 530,050	Total Investments (cost $520,221,853) – 155.7%			547,716,495

	Other Assets Less Liabilities – (1.1)%			(4,010,238)

	Preferred Shares, at Liquidation Value – (54.6)%			(192,000,000)

	Net Assets Applicable to Common Shares – 100%			$351,706,257

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $520,337,249.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$28,158,428
Depreciation	(779,182)

Net unrealized appreciation (depreciation) of investments	$27,379,246

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.